Stock Plans	May 20, 2020
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Stock Plans
12.	Stock Plans

2013 Equity Incentive Plan
On January 27, 2014, the Company’s stockholders approved the 2013 Equity Incentive Plan (the “2013 Plan”), which became effective on February 11, 2014, the date of execution of the underwriting agreement pursuant to which the Company’s common stock was priced for its initial public offering. Prior to the effective date of the 2013 Plan, the Company granted stock-based awards pursuant to the 2009 Stock Incentive Plan (the “2009 Plan), which had similar features to the 2013 Plan. The 2013 Plan provides for the grant of incentive stock options (“ISOs”), non-statutory
stock options, stock appreciation rights, restricted stock awards, restricted stock unit awards, performance-based stock awards, and other forms of equity compensation. Initially, the maximum number of shares of the Company’s common stock that may be issued pursuant to stock awards under the 2013 Plan was 2,337,616, which is the sum of (i) 1,230,012 shares, plus (ii) the number of shares remaining available for grant under the 2009 Plan, plus (iii) any shares subject to outstanding stock options or other stock awards that would have otherwise returned to the 2009 Plan (such as upon the expiration or termination of a stock award prior to vesting). Additionally, the number of shares of common stock reserved for issuance under the 2013 Plan automatically increases on January 1 of each year, beginning on January 1, 2015 and continuing through and including January 1, 2023, by 4% of the total number of shares of the Company’s capital stock outstanding on December 31 of the preceding calendar year, or a lesser number of shares determined by the board of directors. The maximum number of shares that may be issued upon the exercise of ISOs under the 2013 Plan is 4,684,989 shares.
On September 11, 2017, the Company’s compensation committee approved an amendment to the 2013 Plan to reserve an additional 1,500,000 of the Company’s common stock to be used exclusively for grants of inducement awards to individuals who were not previously employees or non-employee
directors of the Company (or following a bona fide period of non-employment
with the Company).
As of December 31, 2019, 3,073,933 shares were available for future issuance under the 2013 Plan. As of December 31, 2019, there were 236,187 options outstanding under the 2009 Plan and 4,531,754 options outstanding under the 2013 Plan, including 839,560 shares underlying outstanding stock options granted as inducement awards under the 2013 Plan.
Employee Stock Purchase Plan
On January 27, 2014, the Company’s stockholders approved the Employee Stock Purchase Plan. A total of 209,102 shares of common stock were reserved for issuance under this plan. The Employee Stock Purchase Plan became effective on February 11, 2014, the date of execution of the underwriting agreement pursuant to which the Company’s common stock was priced for its initial public offering. During the years ended December 31, 2019 and 2018, 184,860 and 138,405 shares, respectively, were purchased by employees under the plan. Additionally, the number of shares of common stock reserved for issuance under the Employee Stock Purchase Plan automatically increases on January 1 of each year, beginning on January 1, 2015 and continuing through and including January 1, 2023, by 1% of the total number of shares of the Company’s capital stock outstanding on December 31 of the preceding calendar year, or a lesser number of shares determined by the board of directors.